Fees and Expenses - Virtus Silvant Mid-Cap Growth Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 13 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Silvant Mid-Cap Growth Fund	Class A Shares	Class C Shares		Institutional Class Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	0.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	[1]	0.00%	0.00%
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Silvant Mid-Cap Growth Fund	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	0.47%	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.28%	0.31%	0.29%	0.21%	[1]
Expenses (as a percentage of Assets)	1.00%	1.78%	0.76%	0.68%
[1]	Estimated for current fiscal year, as annualized.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus Silvant Mid-Cap Growth Fund - USD ($)	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 646	$ 281	$ 78	$ 69
Expense Example, with Redemption, 3 Years	851	560	243	218
Expense Example, with Redemption, 5 Years	1,072	964	422	379
Expense Example, with Redemption, 10 Years	$ 1,707	$ 2,095	$ 942	$ 847

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Silvant Mid-Cap Growth Fund - USD ($)	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 646	$ 181	$ 78	$ 69
Expense Example, No Redemption, 3 Years	851	560	243	218
Expense Example, No Redemption, 5 Years	1,072	964	422	379
Expense Example, No Redemption, 10 Years	$ 1,707	$ 2,095	$ 942	$ 847

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	23.00%